Intangible Assets, Net	6 Months Ended
Jun. 30, 2022
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 11 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, customer relationship, non-compete agreements and technology know-hows. The following table summarizes acquired intangible asset balances as of:

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Copyrights	8,955,000	8,955,000	1,334,297
Customer relationship	25,502,800	26,845,600	4,000,000
Non-compete agreements	42,200,000	42,200,000	6,287,809
Technology know-hows	2,852,016	3,002,184	447,326
Subtotal	79,509,816	81,002,784	12,069,432
Less: accumulated amortization	(51,628,879)	(56,488,214)	(8,416,756)
Intangible assets, net	27,880,937	24,514,570	3,652,676

Amortization expense for the six months ended June 30, 2021 and 2022 amounted to RMB 9,908,575 and RMB 4,307,010 (USD 641,744), respectively.

The estimated amortization is as follows:

Twelve months ending June 30,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2023	9,102,837	1,356,325
2024	9,102,837	1,356,325
2025	4,069,287	606,325
2026	2,239,609	333,701
Thereafter	—	—
Total	24,514,570	3,652,676